ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 709,365	$ 7,326,372
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	34,479	46,251
Mortgage Finance Bonds [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	8,691	11,236
Mortgage Finance Bonds [Member] | Due after 1 year but within 2 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	6,744	8,673
Mortgage Finance Bonds [Member] | Due after 2 years but within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	6,096	6,928
Mortgage Finance Bonds [Member] | Due after 3 years but within 4 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	5,155	6,246
Mortgage Finance Bonds [Member] | Due after 4 years but within 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	4,101	5,278
Mortgage Finance Bonds [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 3,692	$ 7,890